Business combination (Tables)	12 Months Ended
Dec. 31, 2021
BER Technology
Disclosure of detailed information about business combination [line items]
Summary of consideration paid, net assets acquired, goodwill and net cash outflow arising on acquisition

As at June 30,
2019
RMB’000
Total purchase consideration (Note)	94,562
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	7,560
Intangible assets	51,778
Deferred tax assets	4,625
Prepayments and other receivables	4,561
Trade receivables	9,724
Contract assets	40,488
Cash and cash equivalents	1,993
Trade and other payables	(18,287)
Short‑term borrowings	(9,850)
Payroll and welfare payables	(4,178)
Deferred tax liability	(7,442)
Total identifiable net assets	80,972
Non‑controlling interest	(16,194)
Goodwill	29,784
94,562

Note: Details of the purchase consideration is as follows:

As at June 30,
2019
RMB’000
Total consideration:
Cash paid	58,728
Ordinary shares issued (i)	37,272
Contingent returnable consideration (ii)	(1,438)
Total purchase consideration	94,562
Outflow of cash to acquire subsidiary, net of cash acquired
Cash consideration	58,728
Less: Cash and cash equivalent acquired	(1,993)
Net cash outflow for acquisition of subsidiary	56,735
(i)	The fair value of 704,644 shares issued as part of the consideration paid for acquisition of BER Technology was based on price of USD7.5 per share.
35	Business combination (Continued)
(a)	Acquisition of BER Technology (Continued)
(ii)

Pursuant to the share purchase agreement, 20% of total cash paid and the ordinary shares issued by the Company as the consideration of the acquisition will be subject to the earn-out mechanism set forth in the share purchase agreement. If BER Technology fails to meet the revenue goal within three years starting from July 1, 2019, certain cash paid and number of ordinary shares issued are required to be returned to the Company in accordance with the earn-out mechanism. “Monte Carlo Simulation Model” was used in this exercise to measure the fair value of the contingent returnable consideration.

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Disclosure of detailed information about business combination [line items]
Summary of consideration paid, net assets acquired, goodwill and net cash outflow arising on acquisition

As at August 30,
2019
RMB’000
Total purchase consideration	276,700
Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	10,564
Intangible assets	120,189
Inventories	895
Prepayments and other receivables	43,614
Trade receivables	10,421
Financial assets at fair value through profit or loss	34,020
Cash and cash equivalents	14,644
Deferred tax liabilities	(16,961)
Trade and other payables	(14,128)
Contract liabilities	(56,038)
Payroll and welfare payables	(2,302)
Total identifiable net assets	144,918
Non-controlling interest	(1,580)
Goodwill	133,362
276,700

Outflow of cash to acquire subsidiary, net of cash acquired

Total Cash consideration	276,700
Less: Unpaid cash consideration	(48,000)
Cash and cash equivalent acquired	(14,644)
Net cash outflow for acquisition of subsidiary:	214,056